Income tax and social contribution (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax and social contribution taxes
Income tax for the year	R$ (668,716)	R$ (426,340)	R$ (248,792)
Social contribution for the year	(301,454)	(200,270)	(67,190)
Tax incentive – SUDENE/SUDAM(i)	442,136	333,359	235,753
Current income tax	(528,034)	(293,251)	(80,229)
Deferred income tax and social contribution
Deferred income tax	197,982	(159,994)	(180,709)
Deferred social contribution	75,641	(15,337)	(85,673)
Total deferred income tax	273,623	(175,331)	(266,382)
Provision for contingencies of income tax and social contribution	6,384
Total deferred	280,007	(175,331)	(266,382)
Total Deferred Income tax and social contribution	R$ (248,027)	R$ (468,582)	R$ (346,611)